Goodwill and Other Intangible Assets - Goodwill Impairment (Details) - Oil Sands - Cash-generating units - $ / bbl	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Other Intangible Assets
After-tax discount rate applied to cash flow projections	7.80%	7.80%
Cash flow forecast period	P50Y
WTI | Forecast for 2026
Goodwill and Other Intangible Assets
Impairment testing assumption, price per barrel	62
WTI | Forecast for 2027
Goodwill and Other Intangible Assets
Impairment testing assumption, price per barrel	66.3
WTI | Forecast for 2028
Goodwill and Other Intangible Assets
Impairment testing assumption, price per barrel	67.63
WTI | Forecast for after 2028
Goodwill and Other Intangible Assets
Impairment testing assumption, price per barrel escalation percentage	2.00%